Provisions - Summary of provisions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	₩ 1,363,345	₩ 1,308,896
Maximum
Disclosure of other provisions [line items]
Provisions	305,237	317,857
Provision for vulnerable group
Disclosure of other provisions [line items]
New provisions, other provisions		25,856
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	695,785	579,114	₩ 819,616
New provisions, other provisions	₩ 8,643	₩ 19,086